MoA Clear Passage 2070 Fund Performance Management - MoA Clear Passage 2070 Fund	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance/Annual Return.
Performance Narrative [Text Block]	Because the Fund commenced operations on or after May 1, 2025, information regarding performance for a full calendar year is not available as of the date of this prospectus.Updated performance information is available at no cost online at moafunds.com or by calling 800.914.8716.
Performance Availability Website Address [Text]	moafunds.com
Performance Availability Phone [Text]	800.914.8716